Investments - Schedule of Major Industry Types of Fixed Maturity Holdings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 3,745.3
Fair Value	4,028.9	$ 3,391.6
Corporate And Other Fixed Maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	2,569.1	2,311.0
Fair Value	$ 2,827.0	$ 2,244.5
Percentage of Total	100.00%	100.00%
Finance, insurance, and real estate | Corporate And Other Fixed Maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 632.2	$ 469.0
Fair Value	$ 674.9	$ 452.9
Percentage of Total	23.80%	20.20%
Transportation, communication and other services | Corporate And Other Fixed Maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 785.7	$ 758.6
Fair Value	$ 855.2	$ 734.0
Percentage of Total	30.30%	32.70%
Manufacturing | Corporate And Other Fixed Maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 728.7	$ 712.7
Fair Value	$ 825.9	$ 693.5
Percentage of Total	29.20%	30.90%
Other | Corporate And Other Fixed Maturities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 422.5	$ 370.7
Fair Value	$ 471.0	$ 364.1
Percentage of Total	16.70%	16.20%